PRUDENTIAL JENNISON BLEND FUND, INC.

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

November 3, 2011

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) filing for Prudential Jennison Blend Fund, Inc.
     File Nos. 2-75128 and 811-03336

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 45 which was filed electronically on October 31, 2011.

     Thank you for your attention to this filing. If you have any questions, please contact the undersigned at (973) 367-1495.

                    By: /s/ Katherine P. Feld

                         Katherine P. Feld